RESTRUCTURING COSTS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Restructuring costs	$ 108	$ 75	$ 20
Restructuring Reserve [Roll Forward]
Beginning balance	41	21
Net pre-tax restructuring costs	98	75
Acquisitions	8	0
Utilization, foreign exchange and other	(78)	(48)
Reclassified to held for sale	0	(7)
Ending balance	69	41	21
Cost of sales
Restructuring Cost and Reserve [Line Items]
Restructuring costs	$ 42	$ 13	$ 6
Restructuring Charges, Statement of Income or Comprehensive Income [Extensible Enumeration]	Purchases from equity method investees included in Cost of products sold	Purchases from equity method investees included in Cost of products sold	Purchases from equity method investees included in Cost of products sold
Selling, general and administrative
Restructuring Cost and Reserve [Line Items]
Restructuring costs	$ 66	$ 62	$ 14
Restructuring Charges, Statement of Income or Comprehensive Income [Extensible Enumeration]	Selling, General and Administrative Expense	Selling, General and Administrative Expense	Selling, General and Administrative Expense
Operating Segments
Restructuring Cost and Reserve [Line Items]
Restructuring costs	$ 97	$ 65	$ 18
Corporate and other
Restructuring Cost and Reserve [Line Items]
Restructuring costs	11	10	2
CSA | Operating Segments
Restructuring Cost and Reserve [Line Items]
Restructuring costs	9	11	2
CSE | Operating Segments
Restructuring Cost and Reserve [Line Items]
Restructuring costs	70	10	5
CSAME | Operating Segments
Restructuring Cost and Reserve [Line Items]
Restructuring costs	10	23	1
CST | Operating Segments
Restructuring Cost and Reserve [Line Items]
Restructuring costs	$ 8	$ 21	$ 10